UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Bridget McNamara-Fenesy, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2017

Date of reporting period:	09/30/2017

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2017, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Shares		Value (Note 1)

	COMMON STOCKS—97.7%

	Austria—0.6%
31,153	Erste Group Bank AG*	$1,345,577

	Belgium—2.1%
38,996	Anheuser-Busch InBev SA/NV	4,668,855

	Brazil—0.3%
47,900	Ambev SA	318,209
47,833	Ambev SA, ADR	315,220
		633,429
	Canada—0.3%
46,732	Barrick Gold Corp.	751,918

	China—3.1%
41,094	Alibaba Group Holding, Ltd., SP ADR*	7,097,345

	Colombia—3.8%
68,338	Bancolombia SA, SP ADR	3,129,197
456,995	Cementos Argos SA	1,820,750
114,805	Grupo Argos SA/Colombia	825,672
64,545	Grupo Argos SA/Colombia (Preference)	422,004
75,611	Grupo Aval Acciones y Valores SA ADR	678,231
120,323	Grupo de Inversiones Suramericana SA	1,674,991
		8,550,845
	Denmark—1.8%
86,255	Novo Nordisk A/S	4,123,527

	France—17.4%
137,743	AXA SA	4,166,014
40,112	Cie Generale d’Optique Essilor International SA	4,966,029
35,257	Cie Generale des Etablissements Michelin	5,146,277
696	Hermes International	350,881
37,890	JCDecaux SA	1,418,700
20,212	L’Oreal SA	4,297,554
34,765	Pernod-Ricard SA	4,809,440
49,311	Schneider Electric SA*	4,291,207
1,007	Unibail-Rodamco SE, REIT	244,878
16,353	Unibail-Rodamco SE, REIT - (Netherlands)	3,976,657
226,320	Vivendi SA	5,729,587
		39,397,224
	Germany—9.9%
19,786	Allianz SE, Registered	4,441,996
40,796	Bayer AG	5,559,398
10,101	Deutsche Boerse AG	1,094,869
34,160	Fresenius SE & Co. KGaA	2,755,506
21,829	Linde AG	4,552,358

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Germany (Continued)
36,256	SAP AG	$3,971,857
		22,375,984
	Israel—0.9%
111,815	Teva Pharmaceutical Industries, Ltd., SP ADR	1,967,944

	Italy—0.5%
949,372	Telecom Italia SpA*	889,235
299,570	Telecom Italia SpA-RSP	225,183
		1,114,418
	Japan—9.6%
47,000	Dentsu, Inc.	2,063,364
24,200	FANUC Corp.	4,901,293
48,900	Hoya Corp.	2,640,013
73,505	Japan Tobacco, Inc.	2,409,122
90,900	Olympus Corp.	3,077,796
6,800	SMC Corp.	2,398,507
107,100	Tokio Marine Holdings, Inc.	4,189,773
		21,679,868
	Jersey—2.0%
91,967	Shire Plc	4,668,169

	Macau—0.1%
56,800	MGM China Holdings, Ltd.	136,118

	Mexico—1.1%
16,700	Becle SAB de CV*	28,007
682,100	Fibra Uno Administracion SA de CV, REIT	1,150,693
58,643	Grupo Televisa SAB, ADR	1,446,723
		2,625,423
	Netherlands—4.5%
27,854	ASML Holding NV	4,742,220
54,646	Heineken NV	5,402,630
		10,144,850
	Norway—0.5%
57,376	Statoil ASA	1,147,592

	Spain—1.9%
472,128	Banco Bilbao Vizcaya Argentaria SA	4,219,100

	Sweden—3.9%
140,722	Atlas Copco AB	5,958,946
57,427	Investor AB	2,836,484
		8,795,430
	Switzerland—9.9%
47,743	Cie Financiere Richemont SA, Registered	4,363,356
43,334	Holcim, Ltd., Registered	2,532,870
51,609	Nestle SA, Registered	4,322,290
57,185	Novartis AG, Registered	4,895,581

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Switzerland (Continued)
10,491	Roche Holding AG	$2,678,138
215,916	UBS Group AG*	3,690,205
		22,482,440
	United Kingdom—11.9%
399,587	ConvaTec Group Plc#	1,466,588
131,283	Diageo Plc	4,315,296
64,731	Great Portland Estates Plc, REIT	529,978
116,069	Indivior Plc*	528,344
77,041	Land Securities Group Plc, REIT	1,003,959
3,055	Liberty Global Plc LiLAC, Class A†, *	72,587
3,614	Liberty Global Plc LiLAC, Class C*	84,206
31,118	Liberty Global Plc, Class A*	1,055,211
27,966	Liberty Global Plc, Series C*	914,488
2,467,968	Lloyds Banking Group Plc	2,239,882
43,606	Reckitt Benckiser Group Plc	3,980,973
409,363	Rolls-Royce Holdings Plc*	4,865,605
463,390	Standard Chartered Plc*	4,604,908
47,641	Weir Group Plc (The)	1,254,435
		26,916,460
	United States—11.6%
187,473	Las Vegas Sands Corp.	12,028,267
89,918	Schlumberger, Ltd.	6,272,680
53,401	Wynn Resorts, Ltd.	7,952,477
		26,253,424

	TOTAL COMMON STOCKS (Cost $180,634,550)	221,095,940

		Expiration Date

	WARRANT—0.1%

	Malaysia—0.1%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,263)	12/18/2018	85,508

	PREFERRED STOCK—0.1%

	Colombia—0.1%
22,077	Grupo de Inversiones Suramericana SA , 1.80%, (Cost $293,539 )		302,067

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—1.6%

$3,578,961	State Street Bank and Trust Co. (Euro Time Deposit)	0.120%	10/02/2017	3,578,961

Shares

62,304	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.012%		62,304

The accompanying notes are an integral part of these Schedules of Investments.

TOTAL SHORT-TERM INVESTMENTS (Cost $3,641,265)	3,641,265
TOTAL INVESTMENTS AT MARKET VALUE—99.5% (Cost $184,670,617)	225,124,780
Other Assets in Excess of Liabilities—0.5%	1,119,462
NET ASSETS—100.0%	$226,244,242

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                 Non-income producing security

#                 Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

†                 Denotes all or a portion of security on loan (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2017, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Hotels, Restaurants & Leisure	8.9%
Beverages	8.8%
Pharmaceuticals	8.7%
Banks	6.9%
Machinery	6.4%
Insurance	5.7%
Media	5.6%
Health Care Equipment and Supplies	5.4%
Internet Software and Services	3.1%
Equity Real Estate Investment Trusts (REITs)	3.0%
Energy Equipment and Services	2.8%
Construction Materials	2.5%
Diversified Financial Services	2.4%
Auto Components	2.3%
Aerospace & Defense	2.1%
Biotechnology	2.1%
Capital Markets	2.1%
Semiconductors and Semiconductor Equipment	2.1%
Textiles, Apparel and Luxury Goods	2.1%
Chemicals	2.0%
Electrical Equipment	1.9%
Food Products	1.9%
Personal Products	1.9%
Household Products	1.8%
Software	1.8%
Health Care Providers and Services	1.2%
Tobacco	1.1%
Diversified Telecommunication Services	0.5%
Oil, Gas and Consumable Fuels	0.5%
Metals and Mining	0.3%
Short-Term Investments	1.6%
Total	99.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Shares		Value (Note 1)

	COMMON STOCKS—99.5%

	Aerospace & Defense—1.0%
14,800	Rockwell Collins, Inc.	$1,934,508

	Banks—2.3%
78,100	Toronto-Dominion Bank (The)	4,394,687

	Beverages—4.2%
148,600	Monster Beverage Corp.*	8,210,150

	Biotechnology—8.5%
48,350	Alexion Pharmaceuticals, Inc.*	6,783,022
21,670	Regeneron Pharmaceuticals, Inc.*	9,689,090
		16,472,112
	Capital Markets—3.9%
174,400	Charles Schwab Corp. (The)	7,628,256

	Health Care Equipment and Supplies—4.5%
115,750	Abbott Laboratories	6,176,420
13,100	Becton, Dickinson & Co.	2,566,945
		8,743,365
	Hotels, Restaurants & Leisure—9.5%
98,450	Norwegian Cruise Line Holdings, Ltd.*	5,321,223
78,700	Royal Caribbean Cruises, Ltd.	9,329,098
26,100	Wynn Resorts, Ltd.	3,886,812
		18,537,133
	Internet and Catalog Retail—4.2%
4,510	Priceline.com, Inc.*	8,256,998

	Internet Software and Services—29.3%
90,400	Alibaba Group Holding, Ltd., SP ADR*	15,612,984
10,800	Alphabet, Inc., Class A*	10,516,176
1,404	Alphabet, Inc., Class C*	1,346,590
82,500	Facebook, Inc., Class A*	14,096,775
352,800	Tencent Holdings, Ltd., ADR†	15,493,212
		57,065,737
	IT Services—7.3%
65,900	PayPal Holdings, Inc.*	4,219,577
96,000	Visa, Inc., Class A	10,103,040
		14,322,617
	Media—1.9%
684,500	Sirius XM Holdings, Inc.†	3,778,440

	Multiline Retail—1.9%
42,700	Dollar Tree, Inc.*	3,707,214

	Pharmaceuticals—6.5%
15,800	Allergan Plc	3,238,210

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Pharmaceuticals (Continued)
147,700	Zoetis, Inc.	$9,417,352
		12,655,562
	Road and Rail—2.5%
45,200	Kansas City Southern	4,912,336

	Software—12.0%
60,950	Adobe Systems, Inc.*	9,092,521
59,650	Electronic Arts, Inc.*	7,042,279
98,000	Microsoft Corp.	7,300,020
		23,434,820
	TOTAL COMMON STOCKS (Cost $130,993,526)	194,053,935

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—2.1%

$560,376	State Street Bank and Trust Co. (Euro Time Deposit)	0.120%	10/02/2017	560,376

Shares

3,498,619	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.012%	3,498,619

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,058,995)		4,058,995

	TOTAL INVESTMENTS AT MARKET VALUE—101.6% (Cost $135,052,521)		198,112,930
	Liabilities in Excess of Other Assets—(1.6)%		(3,204,207)
	NET ASSETS—100.0%		$194,908,723

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
* Non-income producing security
† Denotes all or a portion of security on loan (Note 1)
†† Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2017, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	48.6%
Health Care	19.5%
Consumer Discretionary	17.5%
Financials	6.2%
Consumer Staples	4.2%
Industrials	3.5%
Short-Term Investments	2.1%
Total	101.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Shares		Value (Note 1)

	COMMON STOCKS—98.5%

	Aerospace & Defense—0.3%
8,649	Astronics Corp.*	$257,308
8,929	Cubic Corp.	455,379
		712,687
	Airlines—5.9%
26,956	American Airlines Group, Inc.	1,280,140
175,265	Controladora Vuela Cia de Aviacion SAB de CV, ADR†, *	2,080,396
12,396	Hawaiian Holdings, Inc.*	465,470
72,376	JetBlue Airways Corp.*	1,341,127
119,553	United Continental Holdings, Inc.*	7,278,387
		12,445,520
	Auto Components—0.8%
31,204	Dana Holding Corp.	872,464
42,528	Modine Manufacturing Co.*	818,664
		1,691,128
	Banks—2.9%
107,963	First BanCorp/Puerto Rico*	552,771
23,667	PacWest Bancorp	1,195,420
42,335	Popular, Inc.	1,521,520
12,785	Signature Bank/New York NY*	1,636,991
22,270	Webster Financial Corp.	1,170,289
		6,076,991
	Biotechnology—1.2%
1,536	Alkermes Plc*	78,090
53,760	Myriad Genetics, Inc.*	1,945,037
32,756	Sangamo BioSciences, Inc.*	491,340
		2,514,467
	Building Products—1.8%
16,894	Armstrong World Industries, Inc.*	865,818
38,361	Caesarstone Sdot-Yam, Ltd.*	1,143,158
19,319	Trex Co., Inc.*	1,740,062
		3,749,038
	Capital Markets—2.7%
42,986	Artisan Partners Asset Management, Inc.	1,401,344
28,596	E*TRADE Financial Corp.*	1,247,071
41,746	Greenhill & Co., Inc.†	692,984
14,995	LPL Financial Holdings, Inc.	773,292
20,018	Raymond James Financial, Inc.	1,688,118
		5,802,809
	Chemicals—5.2%
14,752	Albemarle Corp.	2,010,845
31,892	FMC Corp.	2,848,274
10,415	Innophos Holdings, Inc.	512,314
73,940	Kraton Performance Polymers, Inc.*	2,990,134
37,103	Platform Specialty Products Corp.*	413,698

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Chemicals (Continued)
101,886	Tronox, Ltd., Class A	$2,149,795
		10,925,060
	Commercial Services & Supplies—0.7%
71,887	Aqua Metals, Inc.†, *	492,426
41,477	Interface, Inc.	908,346
		1,400,772
	Communications Equipment—0.4%
89,560	Infinera Corp.†, *	794,397

	Construction and Engineering—3.9%
21,600	Granite Construction, Inc.	1,251,720
53,720	KBR, Inc.	960,514
86,553	MasTec, Inc.*	4,016,059
74,256	Tutor Perini Corp.*	2,108,870
		8,337,163
	Construction Materials—1.9%
19,212	Eagle Materials, Inc.	2,049,920
144,358	Forterra, Inc.†, *	649,611
5,999	Martin Marietta Materials, Inc.	1,237,174
		3,936,705
	Consumer Finance—1.2%
52,536	Green Dot Corp., Class A*	2,604,735

	Containers and Packaging—2.4%
69,578	Berry Plastics Group, Inc.*	3,941,594
84,942	Graphic Packaging Holding Co.	1,184,941
		5,126,535
	Diversified Consumer Services—0.7%
143,554	Career Education Corp.*	1,491,526

	Diversified Financial Services—0.7%
59,040	Leucadia National Corp.	1,490,760

	Diversified Telecommunication Services—1.7%
73,259	Cogent Communications Group, Inc.	3,582,365

	Electrical Equipment—0.7%
18,247	Encore Wire Corp.	817,009
4,277	Generac Holdings, Inc.*	196,443
66,174	LSI Industries, Inc.	437,410
		1,450,862
	Electronic Equipment, Instruments & Components—7.8%
35,832	Belden, Inc.	2,885,551
37,590	Control4 Corp.*	1,107,401
125,624	Flextronics International, Ltd.*	2,081,590
33,437	Itron, Inc.*	2,589,696
73,823	Jabil Circuit, Inc.	2,107,647
23,694	Rogers Corp.*	3,157,936

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
19,974	Universal Display Corp.	$2,573,650
		16,503,471
	Energy Equipment and Services—0.5%
10,955	Dril-Quip, Inc.*	483,663
17,795	TechnipFMC Plc*	496,837
		980,500
	Food Products—0.3%
24,432	Amplify Snack Brands, Inc.†, *	173,223
26,183	Darling Ingredients, Inc.*	458,726
		631,949
	Health Care Equipment and Supplies—7.3%
54,400	Cardiovascular Systems, Inc.*	1,531,360
15,842	Cooper Cos., Inc. (The)	3,756,297
29,676	Dexcom, Inc.†, *	1,451,898
19,417	Edwards Lifesciences Corp.*	2,122,472
57,346	Entellus Medical, Inc.†, *	1,058,607
71,523	Insulet Corp.*	3,939,487
15,405	STERIS Plc	1,361,802
332,384	Tandem Diabetes Care, Inc.†, *	242,640
		15,464,563
	Health Care Providers and Services—1.9%
36,863	Acadia Healthcare Co., Inc.*	1,760,577
112,607	Diplomat Pharmacy, Inc.*	2,332,091
		4,092,668
	Hotels, Restaurants & Leisure—0.4%
34,138	Planet Fitness, Inc., Class A	921,043

	Household Durables—0.4%
14,118	Universal Electronics, Inc.*	895,081

	Insurance—1.8%
17,741	Aspen Insurance Holdings, Ltd.	716,736
8,113	Everest Re Group, Ltd.	1,852,928
17,897	W. R. Berkley Corp.	1,194,446
		3,764,110
	Internet Software and Services—3.2%
37,610	2u, Inc.†, *	2,107,664
19,187	Akamai Technologies, Inc.*	934,791
24,114	Benefitfocus, Inc.†, *	811,436
168,732	Brightcove, Inc.*	1,214,870
104,182	Gogo, Inc.†, *	1,230,390
20,498	Web.com Group, Inc.*	512,450
		6,811,601
	IT Services—1.4%
2,951	Alliance Data Systems Corp.	653,794
10,503	Euronet Worldwide, Inc.*	995,579

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
13,768	Global Payments, Inc.	$1,308,373
		2,957,746
	Leisure Equipment and Products—0.6%
56,766	Vista Outdoor, Inc.*	1,302,212

	Life Sciences Tools and Services—1.6%
8,523	Illumina, Inc.*	1,697,782
99,687	Pacific Biosciences of California, Inc.†, *	523,357
40,105	QIAGEN NV	1,263,307
		3,484,446
	Machinery—1.5%
88,749	Meritor, Inc.*	2,308,361
5,646	WABCO Holdings, Inc.*	835,608
		3,143,969
	Marine—0.5%
15,801	Kirby Corp.*	1,042,076

	Media—2.0%
361,547	Global Eagle Entertainment, Inc.†, *	1,236,491
51,109	Imax Corp.*	1,157,619
55,461	Lions Gate Entertainment Corp., Class B*	1,763,105
		4,157,215
	Metals and Mining—6.5%
32,715	Agnico-Eagle Mines, Ltd.	1,479,045
195,290	Allegheny Technologies, Inc.†	4,667,431
10,239	Carpenter Technology Corp.	491,779
177,763	Coeur Mining, Inc.*	1,633,642
43,256	Dominion Diamond Corp.†	613,370
262,627	Ferroglobe Plc	3,456,172
265,265	Ferroglobe Plc Beneficial Interest Unit	—
14,913	Steel Dynamics, Inc.	514,051
43,040	Warrior Met Coal, Inc.	1,014,453
		13,869,943
	Oil, Gas and Consumable Fuels—2.4%
93,379	Carrizo Oil & Gas, Inc.†, *	1,599,582
49,139	Euronav NV†, *	398,026
88,065	GasLog, Ltd.	1,536,734
21,752	Golar LNG, Ltd.†	491,813
26,761	Navigator Holdings, Ltd.†, *	297,047
45,905	SM Energy Co.†	814,355
		5,137,557
	Paper and Forest Products—1.0%
14,629	Boise Cascade Co.*	510,552
13,894	Clearwater Paper Corp.*	684,279

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Paper and Forest Products (Continued)
36,999	Louisiana-Pacific Corp.*	$1,001,933
		2,196,764
	Road and Rail—0.6%
30,980	Knight-Swift Transportation Holdings, Inc.*	1,287,219

	Semiconductors and Semiconductor Equipment—12.4%
8,455	Cavium, Inc.*	557,523
43,165	Cree, Inc.*	1,216,821
100,660	Cypress Semiconductor Corp.†	1,511,913
57,461	Integrated Device Technology, Inc.*	1,527,313
37,272	MACOM Technology Solutions Holdings, Inc.†, *	1,662,704
31,958	Maxim Integrated Products, Inc.	1,524,716
31,375	Monolithic Power Systems, Inc.	3,343,006
76,946	ON Semiconductor Corp.*	1,421,193
51,829	Qorvo, Inc.*	3,663,274
448,470	QuickLogic Corp.†, *	753,430
33,473	Semtech Corp.*	1,256,911
9,343	Silicon Laboratories, Inc.*	746,506
31,160	Skyworks Solutions, Inc.	3,175,204
103,891	Veeco Instruments, Inc.*	2,223,268
65,808	Xperi Corp.	1,664,942
		26,248,724
	Software—4.8%
26,835	Barracuda Networks, Inc.*	650,212
1,722	CDK Global, Inc.	108,641
9,065	Electronic Arts, Inc.*	1,070,214
17,294	Ellie Mae, Inc.*	1,420,356
5,113	Mobileye NV†, *	318,028
87,901	Nuance Communications, Inc.*	1,381,804
16,936	Rapid7, Inc.*	298,074
4,294	Silver Spring Networks, Inc.*	69,434
245,398	TiVo Corp.	4,871,150
		10,187,913
	Specialty Retail—0.8%
50,211	MarineMax, Inc.*	830,992
66,275	Tailored Brands, Inc.†	957,011
		1,788,003
	Trading Companies and Distributors—2.9%
29,495	Beacon Roofing Supply, Inc.*	1,511,619
71,243	BMC Stock Holdings, Inc.*	1,521,038
21,770	DXP Enterprises, Inc.*	685,537
47,966	MRC Global, Inc.*	838,925

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Trading Companies and Distributors (Continued)
10,078	Watsco, Inc.	$1,623,264
		6,180,383
	Transportation Infrastructure—0.8%
22,150	Macquarie Infrastructure Corp.	1,598,787

	TOTAL COMMON STOCKS (Cost $126,237,949)	208,781,463

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—11.5%

$2,056,495	State Street Bank and Trust Co. (Euro Time Deposit)	0.120%	10/02/2017	2,056,495

Shares

22,447,204	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.012%		22,447,204

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,503,699)			24,503,699

	TOTAL INVESTMENTS AT MARKET VALUE—110.0% (Cost $150,741,648)			233,285,162
	Liabilities in Excess of Other Assets—(10.0)%			(21,243,049)
	NET ASSETS—100.0%			$212,042,113

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1)
††	Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2017, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	30.0%
Industrials	19.6%
Materials	17.0%
Health Care	12.0%
Financials	9.3%
Consumer Discretionary	5.7%
Energy	2.9%
Telecommunication Services	1.7%
Consumer Staples	0.3%
Short-Term Investments	11.5%
Total	110.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Shares		Value (Note 1)

	COMMON STOCKS—99.0%

	Aerospace & Defense—1.2%
2,224	Huntington Ingalls Industries, Inc.	$503,603
8,135	Spirit AeroSystems Holdings, Inc., Class A	632,252
		1,135,855
	Airlines—2.8%
27,606	Delta Air Lines, Inc.	1,331,162
944	Hawaiian Holdings, Inc.*	35,447
32,258	JetBlue Airways Corp.*	597,741
10,989	United Continental Holdings, Inc.*	669,010
		2,633,360
	Auto Components—2.3%
18,545	Dana Holding Corp.	518,518
5,291	Lear Corp.	915,766
9,448	Tenneco, Inc.	573,210
1,171	Visteon Corp.*	144,935
		2,152,429
	Automobiles—1.7%
15,008	Fiat Chrysler Automobiles NV*	268,793
33,345	General Motors Co.	1,346,471
		1,615,264
	Banks—9.0%
125,290	Bank of America Corp.	3,174,849
11,729	Citigroup, Inc.	853,167
32,319	Citizens Financial Group, Inc.	1,223,920
27,394	JPMorgan Chase & Co.	2,616,401
14,557	Popular, Inc.	523,179
1,309	SunTrust Banks, Inc.	78,239
2,121	Synovus Financial Corp.	97,693
		8,567,448
	Beverages—1.4%
11,543	PepsiCo, Inc.	1,286,237

	Biotechnology—0.8%
10,446	Exelixis, Inc.*	253,107
3,119	Gilead Sciences, Inc.	252,701
1,872	Vertex Pharmaceuticals, Inc.*	284,619
		790,427
	Building Products—1.3%
12,479	Masco Corp.	486,806
9,823	Owens Corning	759,809
		1,246,615
	Capital Markets—4.1%
4,656	Ameriprise Financial, Inc.	691,463
3,561	Evercore Partners, Inc., Class A	285,770
14,427	Lazard, Ltd., Class A	652,389
14,472	Morgan Stanley	697,116

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Capital Markets (Continued)
7,379	S&P Global, Inc.	$1,153,411
7,575	SEI Investments Co.	462,530
		3,942,679
	Chemicals—2.6%
7,830	Cabot Corp.	436,914
7,805	Chemours Co. (The)	395,011
11,952	LyondellBasell Industries NV, Class A	1,183,846
6,761	Trinseo SA	453,663
		2,469,434
	Construction and Engineering—0.9%
22,349	Quanta Services, Inc.*	835,182

	Consumer Finance—0.7%
4,449	Ally Financial, Inc.	107,933
1,227	Discover Financial Services	79,117
29,079	Navient Corp.	436,766
		623,816
	Containers and Packaging—0.7%
12,563	WestRock Co.	712,699

	Diversified Consumer Services—0.1%
1,233	Grand Canyon Education, Inc.*	111,981

	Diversified Financial Services—1.4%
10,996	Leucadia National Corp.	277,649
25,424	Voya Financial, Inc.	1,014,163
		1,291,812
	Diversified Telecommunication Services—1.8%
34,161	Verizon Communications, Inc.	1,690,628

	Electric Utilities—3.3%
11,044	American Electric Power Co., Inc.	775,731
7,661	Edison International	591,199
15,620	Entergy Corp.	1,192,743
12,453	Portland General Electric Co.	568,355
		3,128,028
	Electronic Equipment, Instruments & Components—0.5%
17,526	Jabil Circuit, Inc.	500,367

	Energy Equipment and Services—0.3%
12,142	Oceaneering International, Inc.	318,970

	Equity Real Estate Investment Trusts (REITs)—3.7%
2,972	CoreSite Realty Corp., REIT	332,567
18,758	Gaming and Leisure Properties, Inc., REIT	691,983
22,447	Hospitality Properties Trust, REIT	639,515
24,428	Host Hotels & Resorts, Inc., REIT	451,674
9,584	Hudson Pacific Properties, Inc., REIT	321,351
3,300	LaSalle Hotel Properties, REIT	95,766

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Equity Real Estate Investment Trusts (REITs) (Continued)
3,973	Liberty Property Trust, REIT	$163,131
13,296	Mack-Cali Realty Corp., REIT	315,248
2,179	Ryman Hospitality Properties, Inc., REIT	136,166
12,589	Senior Housing Properties Trust, REIT	246,115
4,981	Sunstone Hotel Investors, Inc., REIT	80,045
		3,473,561
	Food and Staples Retailing—2.1%
25,682	Wal-Mart Stores, Inc.	2,006,792

	Food Products—3.3%
7,788	Bunge, Ltd.	540,954
21,920	Dean Foods Co.	238,490
5,270	Hershey Co. (The)	575,326
9,858	Ingredion, Inc.	1,189,269
3,483	Sanderson Farms, Inc.	562,574
		3,106,613
	Gas Utilities—0.6%
7,807	Southwest Gas Holdings, Inc.	605,979

	Health Care Equipment and Supplies—1.4%
21,391	Baxter International, Inc.	1,342,285

	Health Care Providers and Services—2.2%
6,509	Aetna, Inc.	1,034,996
3,094	Express Scripts Holding Co.*	195,912
9,203	Quest Diagnostics, Inc.	861,769
		2,092,677
	Household Durables—0.2%
9,514	Taylor Morrison Home Corp.*	209,784

	Independent Power and Renewable Electricity Producers—0.9%
77,700	AES Corp./VA	856,254

	Insurance—9.2%
13,146	AFLAC, Inc.	1,069,953
14,880	Allstate Corp. (The)	1,367,621
17,944	Assured Guaranty, Ltd.	677,386
6,197	Axis Capital Holdings, Ltd.	355,150
29,055	CNO Financial Group, Inc.	678,144
13,482	Lincoln National Corp.	990,657
13,799	Prudential Financial, Inc.	1,467,109
7,924	Reinsurance Group of America, Inc.	1,105,636

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Insurance (Continued)
19,629	Unum Group	$1,003,631
		8,715,287
	Internet Software and Services—1.2%
10,718	VeriSign, Inc.*	1,140,288

	Leisure Equipment and Products—0.4%
7,675	Brunswick Corp/DE	429,570

	Life Sciences Tools and Services—0.3%
9,696	Bruker Corp.	288,456

	Machinery—1.0%
5,392	Cummins, Inc.	906,018

	Media—1.3%
3,411	AMC Networks, Inc., Class A*	199,441
5,347	John Wiley & Sons, Inc., Class A	286,065
7,250	Walt Disney Co. (The)	714,632
		1,200,138
	Multi-Utilities—1.0%
19,963	Public Service Enterprise Group, Inc.	923,289

	Oil, Gas and Consumable Fuels—9.8%
7,041	Andeavor	726,279
9,176	Chevron Corp.	1,078,180
5,058	ConocoPhillips	253,153
27,176	Devon Energy Corp.	997,631
35,586	Exxon Mobil Corp.	2,917,340
21,194	Marathon Petroleum Corp.	1,188,560
4,549	Phillips 66	416,734
24,212	Southwestern Energy Co.*	147,935
17,158	Valero Energy Corp.	1,319,965
8,396	World Fuel Services Corp.	284,708
		9,330,485
	Paper and Forest Products—0.4%
14,156	Louisiana-Pacific Corp.*	383,344

	Personal Products—0.4%
6,727	Nu Skin Enterprises, Inc., Class A	413,576

	Pharmaceuticals—10.1%
3,839	Eli Lilly & Co.	328,388
26,461	Johnson & Johnson	3,440,195
37,916	Merck & Co., Inc.	2,427,761
79,210	Pfizer, Inc.	2,827,797

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Pharmaceuticals (Continued)
9,754	Zoetis, Inc.	$621,915
		9,646,056
	Professional Services—0.7%
5,550	ManpowerGroup, Inc.	653,901

	Real Estate Management and Development—0.8%
19,041	CBRE Group, Inc., Class A*	721,273
99	Jones Lang LaSalle, Inc.	12,227
		733,500
	Road and Rail—0.4%
4,125	Ryder System, Inc.	348,769

	Semiconductors and Semiconductor Equipment—2.9%
5,861	Advanced Energy Industries, Inc.*	473,334
21,674	Amkor Technology, Inc.*	228,661
25,230	Applied Materials, Inc.	1,314,231
9,614	Micron Technology, Inc.*	378,118
14,558	ON Semiconductor Corp.*	268,886
2,358	Teradyne, Inc.	87,930
		2,751,160
	Software—4.4%
10,922	Aspen Technology, Inc.*	686,011
7,466	Cadence Design Systems, Inc.*	294,683
3,095	Citrix Systems, Inc.*	237,758
3,861	Intuit, Inc.	548,803
16,060	Microsoft Corp.	1,196,309
15,016	Synopsys, Inc.*	1,209,238
		4,172,802
	Specialty Retail—0.9%
6,232	Aaron’s, Inc.	271,902
7,117	Best Buy Co., Inc.	405,384
49,497	Office Depot, Inc.	224,717
		902,003
	Textiles, Apparel and Luxury Goods—0.3%
6,473	Michael Kors Holdings, Ltd.*	309,733

	Thrifts and Mortgage Finance—0.5%
1,987	Essent Group, Ltd.*	80,473
25,042	MGIC Investment Corp.*	313,776

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Thrifts and Mortgage Finance (Continued)
5,140	Radian Group, Inc.	$96,067
		490,316
	Tobacco—0.8%
7,169	Philip Morris International, Inc.	795,831

	Trading Companies and Distributors—0.3%
5,505	AerCap Holdings NV*	281,361

	Wireless Telecommunication Services—0.6%
19,380	Telephone & Data Systems, Inc.	540,508

	TOTAL COMMON STOCKS (Cost $82,493,639)	94,103,567

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—1.5%

$1,397,664	State Street Bank and Trust Co. (Euro Time Deposit)	0.120%	10/02/2017	1,397,664

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,397,664)			1,397,664

	TOTAL INVESTMENTS AT MARKET VALUE—100.5% (Cost $83,891,303)			95,501,231
	Liabilities in Excess of Other Assets—(0.5)%			(462,699)
	NET ASSETS—100.0%			$95,038,532

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*                                         Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2017, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	24.9%
Health Care	14.8%
Energy	10.1%
Information Technology	9.0%
Industrials	8.6%
Consumer Staples	8.0%
Consumer Discretionary	7.2%
Utilities	5.8%
Real Estate	4.5%
Materials	3.7%
Telecommunication Services	2.4%
Short-Term Investments	1.5%
Total	100.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2017, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2017, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1 and Level 2 of the fair value heirarchy during the period ended September 30, 2017.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and cash collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through  the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of September 30, 2017, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$61,681	$62,304
M Large Cap Growth Fund	3,365,377	3,498,619
M Capital Appreciation Fund	21,833,759	22,447,204
M Large Cap Value Fund	0	0

2.    Tax Information

As of September 30, 2017, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$186,525,527	$53,435,961	$(14,836,708)	$38,599,253
M Large Cap Growth Fund	135,841,645	63,170,568	(899,283)	62,271,285
M Capital Appreciation Fund	151,009,428	88,984,438	(6,708,704)	82,275,734
M Large Cap Value Fund	84,010,104	12,125,916	(1,312,898)	10,813,018

The Funds did not have any unrecognized tax benefits as of September 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2014 through December 2016. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy, President (as Principal Executive Officer)

Date	11/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy, President (as Principal Executive Officer)

Date	11/21/2017

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	11/21/2017